Discontinued operations (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Discontinued operations
Net income from discontinued operations	¥ 624,864	$ 90,597
Kaola e-commerce business | Discontinued operations, disposed of by sale
Discontinued operations
Net income from discontinued operations	¥ 624,900	$ 90,600